Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss for the year	$ (7,279)	$ (19,977)	$ (21,760)
Adjustments:
Depreciation	186	197	201
Impairment loss	202
Finance income, net	(3,726)	(2,294)	(843)
Share-based payments	582	1,875	2,412
Total adjustments	(10,035)	(20,199)	(19,990)
Changes in assets and liabilities:
Changes in other current assets	96	178	313
Changes in trade payables	(2,076)	1,334	799
Changes in other payables	(2,352)	(1,076)	2,132
Changes in post-employment benefit liabilities		(162)	11
Changes in assets and liabilities, total	(4,332)	274	3,255
Net cash used in operating activities	(14,367)	(19,925)	(16,735)
Cash flows from investing activities:
Acquisition of subsidiary, net of cash acquired (see Note 4C)		(3,549)
Proceed from other investments	187	875
Acquisition of intangible asset			(202)
Decrease in short term deposits	2	15,803	19,658
Decrease in long term deposits			160
Interest received	320	755	324
Acquisition of fixed assets		(3)	(26)
Net cash provided by investing activities	509	13,881	19,914
Cash flows from financing activities:
Proceeds from issuance of ADSs	5,809	1,563	1,498
ADS issuance expenses paid	(556)	(229)	(152)
Proceeds from issuance of warrants and prefunded warrants		5,000
Proceeds from warrant inducement transaction	2,028
Warrants issuance expenses paid	(280)	(661)
Repayment of lease liability	(183)	(168)	(165)
Interest paid	(44)	(56)	(67)
Net cash provided by financing activities	6,774	5,449	1,114
Net increase (decrease) in cash and cash equivalents	(7,084)	(595)	4,293
Cash and cash equivalents at the beginning of the year	14,489	15,030	10,890
Effect of translation adjustments on cash and cash equivalents	(4)	54	(153)
Cash and cash equivalents at end of the year	$ 7,401	$ 14,489	$ 15,030